Income tax and social contribution - Reconciliation of income tax and social contribution expenses (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income tax and contribution [Abstract]
Accounting profit	R$ 126,781	R$ 109,041	R$ 232,785
Tax expense (income) at applicable tax rate	(43,106)	(37,074)	(79,147)
Equity in net income of subsidiaries	0	0	10,671
Tax effect of tax losses	10,091	0	(16,434)
Tax effect of foreign tax rates	27,406	(45,742)	18,212
Tax effect from change in tax rate	(13,508)	(25,414)	(13,115)
Other tax effects for reconciliation between accounting profit and tax expense (income)	(48,905)	16,365	34,903
Tax expense (income)	R$ (68,022)	R$ (91,865)	R$ (44,910)
Applicable tax rate	34.00%